UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

(440) 922-0066

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Rareview 2x Bull Cryptocurrency & Precious Metals ETF
BEGS (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”) for the period of February 6, 2025, to September 30, 2025. You can find additional information about the Fund at https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/. You can also request this information by contacting us at 1-888-783-8637.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$82	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from significantly favorable conditions for precious metals. The silver holding had a historically high return during the period, and gold had a similarly strong rate of return. Both crypto assets contributed positively.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/06/2025)
Rareview 2x Bull Cryptocurrency & Precious Metals ETF NAV	55.59%
S&P 500 TR index	10.92%
Visit https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	PAGE 1	TSR-AR-19423L433

KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$6,612,471
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Money Market Funds	40.1%
Total Return Swaps	15.6%
Cash & Other	44.3%

Top 10 Issuers	(%)
First American Government Obligations Fund - Class X	40.1%
SPDR Gold Shares	9.6%
iShares Silver Trust	4.8%
iShares Ethereum Trust ETF	1.9%
iShares Bitcoin Trust ETF	-0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-783-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	PAGE 2	TSR-AR-19423L433

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Fredrick Stoleru, Shawn Orser and Dean Drulias, Esq. are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/2025
(a) Audit Fees	$18,000
(b) Audit-Related Fees	$12,142
(c) Tax Fees	$7,000
(d) All Other Fees	$120

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 9/30/2025
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025
Registrant	$0
Registrant’s Investment Adviser	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Rareview 2x Bull Cryptocurrency & Precious Metals ETF (BEGS)
Annual Financial Statements and Other Information
September 30, 2025

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
CONSOLIDATED Schedule of Investments
September 30, 2025

	Shares	Value
MONEY MARKET FUNDS - 40.1%
First American Government Obligations Fund - Class X, 4.05%(a)(b)	2,653,918	$2,653,918
TOTAL MONEY MARKET FUNDS (Cost $2,653,918)		2,653,918
TOTAL INVESTMENTS - 40.1% (Cost $2,653,918)		$2,653,918
Other Assets in Excess of Liabilities - 59.9%		3,958,553
TOTAL NET ASSETS - 100.0%		$6,612,471

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available on the SEC’s EDGAR database at www.sec.gov.
The accompanying notes are an integral part of these financial statements.

1

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
CONSOLIDATED Schedule of Total Return Swap Contracts
September 30, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
iShares Bitcoin Trust ETF	Clear Street LLC	Receive	OBFR + 3.00%	Quarterly	02/09/2027	$4,670,315	$(116,466)
iShares Ethereum Trust ETF	Clear Street LLC	Receive	OBFR + 3.00%	Quarterly	02/09/2027	1,357,356	124,543
iShares Silver Trust	Clear Street LLC	Receive	OBFR + 1.25%	Quarterly	02/09/2027	1,548,835	319,405
SPDR Gold Shares	Clear Street LLC	Receive	OBFR + 1.25%	Quarterly	02/09/2027	4,885,935	635,177
Net Unrealized Appreciation (Depreciation)							$962,659

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
CONSOLIDATED Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at value	$2,653,918
Cash	2,960,000
Unrealized appreciation on swaps	962,659
Receivable for swap contracts	4,153
Receivable from Adviser	318,819
Dividends receivable	7,786
Prepaid expenses and other assets	61
Total assets	6,907,396
LIABILITIES:
Payable for audit fees	25,016
Payable for fund administration and accounting fees	16,273
Payable for corrective excise tax	241,000
Payable for expenses and other liabilities	12,636
Total liabilities	294,925
NET ASSETS	$ 6,612,471
Net Assets Consists of:
Paid-in capital	$3,718,164
Total distributable earnings	2,894,307
Total net assets	$ 6,612,471
Net assets	$6,612,471
Shares issued and outstanding(a)	170,000
Net asset value per share	$38.90
Cost:
Investments, at cost	$2,653,918

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

RAREVIEW 2X BULL CRYPTOCURRENCY & PRECIOUS METALS ETF(a)
CONSOLIDATED Statement of Operations
For the Period Ended September 30, 2025

INVESTMENT INCOME:
Dividend income	$34,906
Total investment income	34,906
EXPENSES:
Corrective excise tax	241,000
Fund administration and accounting fees	66,930
Legal fees	55,068
Audit fees	25,016
Investment advisory fee (See Note 3)	22,636
Reports to shareholders	20,280
Custodian fees	5,333
Compliance fees	5,256
Trustees’ fees	2,400
Federal and state registration fees	772
Other expenses and fees	3,868
Total expenses	448,559
Expense reimbursement by Adviser	(425,923)
Net expenses	22,636
Net investment income	12,270
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Swap contracts	942,983
Net realized gain	942,983
Net change in unrealized appreciation on:
Swap contracts	962,659
Net change in unrealized appreciation	962,659
Net realized and unrealized gain	1,905,642
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,917,912

(a)	Inception date of the Fund was February 6, 2025.
The accompanying notes are an integral part of these financial statements.

4

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
CONSOLIDATED Statement of Changes in Net Assets

Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income	$12,270
Net realized gain	942,983
Net change in unrealized appreciation	962,659
Net increase in net assets from operations	1,917,912
CAPITAL TRANSACTIONS:
Shares sold	4,692,213
ETF transaction fees (See Note 5)	2,346
Net increase in net assets from capital transactions	4,694,559
NET INCREASE IN NET ASSETS	6,612,471
NET ASSETS:
Beginning of the period	—
End of the period	$ 6,612,471
SHARES TRANSACTIONS
Shares sold	170,000
Total increase in shares outstanding	170,000

(a)	Inception date of the Fund was February 6, 2025.
The accompanying notes are an integral part of these financial statements.

5

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
CONSOLIDATED Financial Highlights

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	13.78
Total from investment operations	13.88
ETF transaction fees per share	0.02
Net asset value, end of period	$38.90
TOTAL RETURN(d)	55.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,612
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	19.60%
After expense reimbursement/recoupment(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	0.54%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was February 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratio is zero due to the Fund not holding any long term securities at any month end during the period.
The accompanying notes are an integral part of these financial statements.

6

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025
(1) ORGANIZATION
Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”). The Fund is a non-diversified actively-managed exchange-traded fund. The Fund’s investment objective is long-term capital appreciation.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 10,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A.
Investment Valuations. The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Rareview Capital, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

7

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the ETF is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, at the mean between bid and asked price quotations from market makers, provided by a pricing service at a price received from the counterparty to the swap, and are generally categorized as Level 2 securities in the fair value hierarchy.
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Fund did not hold any Level 3 investments as of September 30, 2025.
The following table provides the fair value measurement as of September 30, 2025, while the breakdown, by category, of investments is disclosed in the Schedule of Investments:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$2,653,918	$—	$—	$ 2,653,918
Total Investments	$2,653,918	$—	$—	$ 2,653,918
Other Financial Instruments:
Total Return Swaps*	$—	$1,079,125	$—	$ 1,079,125
Total Other Financial Instruments	$—	$1,079,125	$—	$ 1,079,125
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(116,466)	$—	$(116,466)
Total Other Financial Instruments	$—	$(116,466)	$—	$(116,466)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of September 30, 2025.

8

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
B.
Security Transactions and Related Income. Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non- U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C.
Dividends and Distributions to Shareholders. Distributions are recorded on the ex-dividend date. The Fund intends to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net asset value per share.
D.
Allocation of Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

E.
Derivative Instruments. All open derivative positions at year end are reflected on the Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Swap Contracts:
The Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.
Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

9

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The following table presents the Fund’s gross total return swap assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of September 30, 2025.

Counterparty	Total Return Swap Assets	Total Return Swap Liabilities	Net Total Return Swap Assets*
Clear Street LLC	$1,079,125	$116,466	$962,659

*	Consolidated Statement of Asset and Liabilities Location: Unrealized appreciation on swaps
The average monthly notional amount of the total return swap contracts during the period ended September 30, 2025 was $7,490,621.
The following is a summary of the fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2025:

	Assets	Liabilities
	Unrealized Appreciation on Total Return Swap Contracts	Unrealized Depreciation on Total Return Swap Contracts
Precious Metals Risk	$954,582	$—
Cryptoasset Risk	124,543	(116,466)

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended September 30, 2025: Net Realized Gain (Loss) on Swap Contracts

	Net Realized Gain (Loss) on Total Return Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Total Return Swap Contracts
Cryptoasset Risk	$758,525	$8,077
Precious Metals Risk	184,458	954,582

F.
Consolidation of Subsidiary. The Fund may invest up to 25% of its total assets in its subsidiary, Rareview Capital BEGS CFC LLC (“Subsidiary”). The Subsidiary is wholly-owned and controlled by the Fund and was formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund. The Subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of the Subsidiary was February 6, 2025. As of September 30, 2025, the net assets of the Fund were $6,612,471, of which $5,433,889, or approximately 82.18%, represented the Fund’s ownership of the shares of the Subsidiary.

10

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
As stated in the Fund’s Offering Documents, the Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. To qualify, the size of the Fund’s investment in the Subsidiary should not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.
On September 30, 2025, the Fund’s ownership of the shares of the Subsidiary exceeded the 25% regulated investment company restriction. The Advisor acknowledged the test’s failure at year end and took corrective actions to maintain the Fund’s regulated investment company status. These actions reduced the Fund’s investment in the Subsidiary below 25% and will include the payment of a corrective excise tax estimated to be $241,000. The Advisor intends to reimburse the Fund for the expense of the corrective excise tax. These corrective actions are anticipated to maintain the Fund’s regulated investment company status.
(3) INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES
A.
Investment Advisory Fees. Rareview Capital, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee, at an annual rate of 0.99% of its average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management LLC, (“Tuttle”) serves as subadvisor for the Fund and is paid for its services directly by the Advisor, not the Fund. Tuttle is paid 0.495% of the net management fees.
In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front- end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of the Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	0.99%

The Expense Cap will remain in effect through at least February 6, 2027. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about the Fund’s fee waiver and Expense Cap is available in the “Management” section of the Fund’s prospectus.
The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.
As of September 30, 2025, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2025 Expires 09/30/2028	Total
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$184,923	$184,923

B.
Administration, Custodian, Transfer Agent and Accounting Fees. U.S. Bank Global Fund Services, LLC serves as the sub-administrator, fund accountant, and transfer agent for the Fund. U.S. Bank National Association serves as the custodian of the Fund.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

11

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
C.
Distribution and Shareholder Services Fees. Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D.	Compliance Services. Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.
E.
Treasurer Fees. The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board.

F.
General. Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) INVESTMENT TRANSACTIONS
During the period ended September 30, 2025, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.
(5) CAPITAL SHARE TRANSACTIONS
Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Consolidated Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview 2X Bull Cryptocurrency & Precious Metals ETF	$250	2.00%

(a)	As a percentage of the amount invested.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in- kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.
As of September 30, 2025, there were no unsettled in-kind capital transactions.
(6) FEDERAL INCOME TAXES
It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.
Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended September 30, 2025, the Fund did not incur any interest or penalties.

12

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
At September 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments	$2,653,918
Gross unrealized appreciation	1,079,125
Gross unrealized depreciation	(116,466)
Net unrealized appreciation (depreciation)	$962,659
Undistributed ordinary income	1,976,496
Undistributed capital gain (loss)	—
Total distributable earnings	1,976,496
Other accumulated losses	(44,848)
Total accumulated earnings	$2,894,307

Permanent Tax Differences:
As of September 30, 2025, the following reclassifications were made on the Consolidated Statement of Assets and Liabilities, relating primarily to CFC book income reversal, CFC subpart F income and non-deductible offering costs:

	Total Distributable Earnings	Paid in Capital
Rareview 2X Bull Cryptocurrency & Precious Metals ETF	$976,395	$(976,395)

(7) INVESTMENT RISKS
ETF Risk. The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.
Additional investment risks are outlined in the Fund’s prospectus.

13

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Notes to CONSOLIDATED Financial Statements
September 30, 2025(Continued)
(8) SUBSEQUENT EVENTS
As of the September 30, 2025 fiscal year end, the Fund had Undistributed Income of approximately $1.9 million. The Fund intends to pay a dividend equal to the undistributed income prior to December 31, 2025. Investors should be aware that the dividend represents a material percentage of the Fund's Net Asset Value and could result in taxable income.

14

RAREVIEW 2X BULL CRYPTOCURRENCY & PRECIOUS METALS ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Rareview 2x Bull Cryptocurrency and Precious Metals ETF and
Board of Trustees of Collaborative Investment Series Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments and schedule of total return swap contracts, of Rareview 2x Bull Cryptocurrency and Precious Metals ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2025, the related consolidated statement of operations, the consolidated statement of changes in net assets, the consolidated financial highlights for the period February 6, 2025 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period February 6, 2025 (commencement of operations) through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Rareview Capital, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 28, 2025

15

RAREVIEW 2X BULL CRYPTOCURRENCY & PRECIOUS METALS ETF
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
OTHER FEDERAL INCOME TAX INFORMATION
For the period ended September 30, 2025, the Fund designated 0% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the period ended September 30, 2025, 0% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal period ended September 30, 2025, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).
PREMIUM/DISCOUNT INFORMATION
The Fund’s website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.
PROXY VOTING
The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-783-8637, on the Fund’s website at https://rareviewcapital.com/2x-bull- cryptocurrency-precious-metals-etf/, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)*	/s/ Gregory Skidmore
Gregory Skidmore, Principal Executive Officer

Date	12/8/2025

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Skidmore
Gregory Skidmore, Principal Executive Officer

Date	12/8/2025

By (Signature and Title)*	/s/ William McCormick
William McCormick, Principal Financial Officer

Date	12/8/2025

* Print the name and title of each signing officer under his or her signature.